CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Total	Debt securities	Equity shares	Total £ million	Total £ million Debt securities	Total £ million Equity shares	Share capital and premium £ million	Other reserves £ million	Other reserves £ million Debt securities	Other reserves £ million Equity shares	Retained profits £ million	Other equity instruments £ million	Non- controlling interests £ million
At 1 January at Dec. 31, 2019		£ 47,806			£ 41,697			£ 24,756	£ 13,695			£ 3,246	£ 5,906	£ 203
Comprehensive income
Profit for the year		1,387			865							865	453	69
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		113			113							113
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			£ (24)	£ (66)		£ (24)	£ (66)			£ (24)	£ (66)
Gains and losses attributable to own credit risk, net of tax		(55)			(55)							(55)
Movements in cash flow hedging reserve, net of tax		125			125				125
Movements in foreign currency translation reserve, net of tax		17			17				17
Total other comprehensive (loss) income for the year, net of tax		110			110				52			58
Total comprehensive (loss) income for the year	[1]	1,497			975				52			923	453	69
Transactions with owners
Dividends (note 44)		(41)										0		(41)
Distributions on other equity instruments		(453)											(453)
Issue of ordinary shares		191			191			191
Repurchases and redemptions of other equity instruments (note 43)												0
Movement in treasury shares		293			293							293
Value of employee services:
Share option schemes		48			48							48
Other employee award schemes		74			74							74
Changes in non-controlling interests		(2)										0		(2)
Total transactions with owners		110			606			191	0			415	(453)	(43)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
At 31 December at Dec. 31, 2020		49,413			43,278			24,947	13,747			4,584	5,906	229
Comprehensive income
Profit for the year		5,885			5,355							5,355	429	101
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		1,062			1,062							1,062
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			108	57		108	57			108	57
Gains and losses attributable to own credit risk, net of tax		(52)			(52)							(52)
Movements in cash flow hedging reserve, net of tax		(2,086)			(2,086)				(2,086)
Movements in foreign currency translation reserve, net of tax		(39)			(39)				(39)
Total other comprehensive (loss) income for the year, net of tax		(950)			(950)				(1,960)			1,010
Total comprehensive (loss) income for the year	[1]	4,935			4,405				(1,960)			6,365	429	101
Transactions with owners
Dividends (note 44)		(970)			(877)							(877)		(93)
Distributions on other equity instruments		(429)											(429)
Issue of ordinary shares		37			37			37
Redemption of preference shares								597	(597)
Repurchases and redemptions of other equity instruments (note 43)												0
Movement in treasury shares		(13)			(13)							(13)
Value of employee services:
Share option schemes		51			51							51
Other employee award schemes		131			131							131
Changes in non-controlling interests		(3)			(1)							(1)		(2)
Total transactions with owners		(1,196)			(672)			634	(597)			(709)	(429)	(95)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0							(1)			1
At 31 December at Dec. 31, 2021		53,152			47,011			25,581	11,189			10,241	5,906	235
Comprehensive income
Profit for the year		5,555			5,021							5,021	438	96
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(2,152)			(2,152)							(2,152)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			£ (157)	£ 47		£ (157)	£ 47			£ (157)	£ 47
Gains and losses attributable to own credit risk, net of tax		364			364							364
Movements in cash flow hedging reserve, net of tax		(5,019)			(5,019)				(5,019)
Movements in foreign currency translation reserve, net of tax		88			88				88
Total other comprehensive (loss) income for the year, net of tax		(6,829)			(6,829)				(5,041)			(1,788)
Total comprehensive (loss) income for the year	[1]	(1,274)			(1,808)				(5,041)			3,233	438	96
Transactions with owners
Dividends (note 44)		(1,567)			(1,475)							(1,475)		(92)
Distributions on other equity instruments		(438)											(438)
Issue of ordinary shares		105			105			105
Share buyback (note 41)		(2,013)			(2,013)			(453)	453			(2,013)
Issue of other equity instruments (note 43)		745			(5)							(5)	750
Repurchases and redemptions of other equity instruments (note 43)		(1,395)			(36)							(36)	(1,359)
Movement in treasury shares		(20)			(20)							(20)
Value of employee services:
Share option schemes		41			41							41
Other employee award schemes		183			183							183
Changes in non-controlling interests		2			(3)							(3)		5
Total transactions with owners		(4,357)			(3,223)			(348)	453			(3,328)	(1,047)	(87)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0							1			(1)
At 31 December at Dec. 31, 2022		£ 47,521			£ 41,980			£ 25,233	£ 6,602			£ 10,145	£ 5,297	£ 244

[1]	1 Total comprehensive income attributable to owners of the parent was a deficit of £1,370 million (2021: surplus of £4,834 million; 2020: surplus of £1,428 million).